Revenue from contracts with customers - Schedule Of Contract Cost Capitalized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Contract assets [abstract]
Contract assets	¥ 136,457	$ 21,086	¥ 44,434
Additions To Contract Assets	24,147	3,731	93,549
Reclassified to development costs	(21,519)	(3,325)
Released to consolidated statement of profit or loss	(11,381)	(1,758)	(1,526)
Contract assets	¥ 127,704	$ 19,734	¥ 136,457